UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 96.5%
BANK 0.6%
Bond Street Holdings LLC, Class A, 144A (a),(b),(c),(d)	662,947	$13,590,413
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	499,400	9,988,000
		23,578,413
REAL ESTATE 95.9%
DIVERSIFIED 8.2%
Alexander’s	52,708	21,449,521
American Assets Trust	960,968	20,439,789
Duke Realty Corp.	1,603,412	22,463,802
Forest City Enterprises (c)	2,160,549	40,683,138
Vornado Realty Trust	2,239,443	195,951,263
		300,987,513
HEALTH CARE 11.5%
HCP	2,891,364	109,698,350
Health Care REIT	1,660,623	87,083,070
Nationwide Health Properties	1,101,019	46,826,338
Ventas	3,252,290	176,599,347
		420,207,105
HOTEL 7.5%
FelCor Lodging Trust (c)	1,854,949	11,370,837
Hersha Hospitality Trust	4,456,706	26,472,834
Host Hotels & Resorts	7,342,130	129,294,909
Hyatt Hotels Corp., Class A (c)	204,202	8,788,854
Orient-Express Hotels Ltd., Class A (Bermuda)(c)	2,032,832	25,146,132
Pebblebrook Hotel Trust	406,095	8,995,004
Starwood Hotels & Resorts Worldwide	346,312	20,127,654
Strategic Hotels & Resorts (c)	2,610,976	16,840,795
Sunstone Hotel Investors (c)	2,812,739	28,661,811
		275,698,830

	Number of Shares	Value
INDUSTRIAL 4.7%
DCT Industrial Trust	952,713	$5,287,557
EastGroup Properties	506,064	22,251,634
ProLogis	9,089,145	145,244,537
		172,783,728
OFFICE 12.1%
BioMed Realty Trust	2,095,535	39,857,076
Boston Properties	1,558,926	147,864,131
Brandywine Realty Trust	272,857	3,312,484
Brookfield Properties Corp. (Canada)	270,838	4,799,249
Corporate Office Properties Trust	505,959	18,285,358
Douglas Emmett	744,727	13,963,631
Highwoods Properties	490,906	17,186,619
Hudson Pacific Properties	897,973	13,200,203
Liberty Property Trust	1,982,867	65,236,324
Mack-Cali Realty Corp.	1,045,805	35,452,790
SL Green Realty Corp.	1,142,084	85,884,717
		445,042,582
OFFICE/INDUSTRIAL 0.8%
PS Business Parks	495,474	28,707,764

	Number of Shares	Value
RESIDENTIAL 21.9%
APARTMENT 20.7%
Apartment Investment & Management Co.	2,440,007	$62,146,978
AvalonBay Communities	1,322,611	158,819,129
BRE Properties	610,133	28,786,075
Campus Crest Communities	1,277,778	15,116,114
Colonial Properties Trust	1,578,819	30,392,266
Education Realty Trust	1,572,800	12,629,584
Equity Residential	4,318,247	243,592,313
Essex Property Trust	221,382	27,451,368
Home Properties	221,743	13,071,750
Post Properties	1,455,233	57,117,895
UDR	4,492,645	109,485,759
		758,609,231
MANUFACTURED HOME 1.2%
Equity Lifestyle Properties	767,310	44,235,421
TOTAL RESIDENTIAL		802,844,652
SELF STORAGE 5.8%
Extra Space Storage	1,515,120	31,378,135
Public Storage	1,616,774	179,316,405
		210,694,540
SHOPPING CENTER 22.8%
COMMUNITY CENTER 7.5%
Developers Diversified Realty Corp.	7,624,118	106,737,652
Kimco Realty Corp.	4,700,673	86,210,343
Regency Centers Corp.	1,292,304	56,189,378
Weingarten Realty Investors	1,029,579	25,801,249
		274,938,622

		Number of Shares	Value
REGIONAL MALL 15.3%
General Growth Properties		6,861,247	$106,212,104
Macerich Co.		1,492,538	73,925,407
Simon Property Group		3,212,483	344,249,678
Taubman Centers		651,374	34,900,619
			559,287,808
TOTAL SHOPPING CENTER			834,226,430
SPECIALTY 0.7%
DuPont Fabros Technology		961,345	23,312,616
TOTAL REAL ESTATE			3,514,505,760

TOTAL INVESTMENTS (Identified cost—$2,503,981,994)	96.5%		3,538,084,173

OTHER ASSETS IN EXCESS OF LIABILITIES	3.5		127,779,102

NET ASSETS (Equivalent to $62.18 per share based on 58,953,619 shares of common stock outstanding)	100.0%		$3,665,863,275

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security.  Aggregate holdings equal 0.6% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of net assets of the Fund, all of which is illiquid.

(c) Non-income producing security.

(d) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.6% of the net assets of the Fund.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – Financial – Bank	$23,578,413	$—	—	$23,578,413
Common Stock – Real Estate	3,514,505,760	3,514,505,760	—	—
Total Investments	$3,538,084,173	$3,514,505,760	—	$23,578,413

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2010	$23,909,887
Change in unrealized appreciation (depreciation)	(331,474)
Balance as of March 31, 2011	$23,578,413

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Cohen & Steers Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 2. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$1,037,320,011
Gross unrealized depreciation	(3,217,832)
Net unrealized appreciation	$1,034,102,179
Cost for federal income tax purposes	$2,503,981,994

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2011